Document and Entity Information	May 15, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 15, 2023
Entity Registrant Name	TERRAN ORBITAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40170
Entity Tax Identification Number	98-1572314
Entity Address, Address Line One	6800 Broken Sound Parkway NW
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	988-1704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835512
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LLAP
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	LLAP WS
Security Exchange Name	NYSE